Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Classes Of Inventories [Abstract]
Schedule of Inventories
	March 31,	March 31,
	2021	2020

Raw materials	$8,690,034	$5,065,731
Work in progress	7,427,829	2,790,815
Finished goods	4,340,630	553,828
Supplies and spare parts	1,295,654	682,164
	$21,754,147	$9,092,538